Trade receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
Schedule of Trade receivables

Composition:

	December 31,
	2 0 2 1	2 0 2 0	2 0 2 1
	NIS	NIS	US Dollars

Open accounts	121,272	120,700	38,994
Credit cards	211	161	68
Checks receivables	17,160	17,468	5,518
Less – provision for return of goods	(3,252)	(5,131)	(1,046)
Less – estimated credit loss	(1,374)	(1,897)	(442)
	134,017	131,301	43,092

Schdeule of Trade Receivables Balance

The table below shows the trade receivables balance for December 31, 2021 segmented by the due date.

	Trade receivables- days past due
	Nis in thousands
As of:	Not past due	<30	31-60	61-90	>90	Total
December 31, 2021	115,699	4,842	509	96	126	121,272
December 31, 2020	112,882	6,374	79	130	1,235	120,700

Schedule of Changes in the allowance of doubtful debts

Changes in the allowance of credit loss

	December 31,
	2 0 2 1	2 0 2 0	2 0 2 1
	NIS	NIS	US Dollars

Balance at beginning of the year	1,897	3,200	610
Bad debts	-	(1,937)	-
Changes in allowance for doubtful debts	(523)	634	(168)
Balance at end of the year	1,374	1,897	442